INCOME TAX (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Unrecognized tax benefits	$ 0	$ 0
Accrual for interest and penalties	2,000	1,000
Uncertain tax positions	0	0
Open World Ltd. [Member]
Unrecognized tax benefits	0	0
Accrual for interest and penalties	0	0
Uncertain tax positions	$ 0	$ 0